Note 23 - Other Reserves - Other Reserves (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Equity instruments	$ 26,087	$ 26,090	$ 25,072	$ 25,072
Share option reserve	3,713	3,713	3,713	3,713
Capital raising costs	(9,722)	(9,722)	(9,722)	(9,722)
Treasury shares	(13)	(246)	(592)	(592)
Foreign exchange	11	11	(88)	(142)
Total	$ 20,076	$ 19,846	$ 18,383	$ 18,329